Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Change from Base to Probability-Weighted ECL) (Details) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Difference - in amount	$ 410	$ 491
Expected credit loss rate	5.70%	7.40%
Probability weighted method [member]
Disclosure of detailed information about financial instruments [line items]
Probability-weighted ECLs	$ 7,556	$ 7,149
Base Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Base ECLs	$ 7,146	$ 6,658